UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Empyrean Capital Partners, LP
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Address:   10250 Constellation Boulevard
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           Suite 2950
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           Los Angeles, California  90067
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Form 13F File Number:      028-11141
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tony Hynes
           --------------------------------------------------
Title:     Chief Financial Officer
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Phone:     310-843-3060
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Tony Hynes             Los Angeles, California         2/14/07
       ------------------------   ------------------------------  ----------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        65
                                               -------------

Form 13F Information Table Value Total:        $1,584,159
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                           FORM 13F INFORMATION TABLE


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


         COLUMN 1                COLUMN 2           COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
                                                                VALUE   SHRS OR   SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS           CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS     SOLE  SHARED NONE
ALTRIA GROUP INC             COM                    02209S103   17,658    205,758 SH          SOLE                205,758   0    0
AMERICAN FINANCIAL REALTY TR NOTE 4.375% 7/15/24    02607PAB3   19,521 20,500,000 SH          SOLE             20,500,000   0    0
AMKOR TECHNOLOGY INC         NOTE 2.5% 5/15/2011    031652AX8   17,078 18,000,000 SH          SOLE             18,000,000   0    0
APEX SILVER MINES LTD        NOTE 2.875% 3/15/24    03760XAB7   20,035 24,000,000 SH          SOLE             24,000,000   0    0
ARCHSTONE-SMITH TRUST        NOTE 4% 11/15/26       039584AC1   42,682 40,000,000 SH          SOLE             40,000,000   0    0
BEARINGPOINT INC             COM                    074002106   33,723  4,285,009 SH          SOLE              4,285,009   0    0
CAREMARK RX INC              COM                    141705103   49,971    875,000 SH          SOLE                875,000   0    0
CHENIERE ENERGY INC          COM                    16411R208   34,564  1,197,233 SH          SOLE              1,197,233   0    0
CHENIERE ENERGY INC          PUT                    16411R208    1,288      5,000 SH  PUT     SOLE                  5,000   0    0
CITADEL BROADCASTING CORP    NOTE 1.875% 2/15/11    17285TAB2   16,441 20,019,000 SH          SOLE             20,019,000   0    0
CKE RESTAURANTS INC          COM                    12561E105   40,480  2,200,000 SH          SOLE              2,200,000   0    0
CLEAR CHANNEL OUTDOOR-CL A   COM                    18451C109   40,682  1,457,600 SH          SOLE              1,457,600   0    0
COMPUCREDIT CORP             COM                    20478N100    6,969    175,058 SH          SOLE                175,058   0    0
CVS CORP                     COM                    126650100   23,183    750,000 SH          SOLE                750,000   0    0
DOWNEY FINANCIAL CORP        COM                    261018105   14,463    199,300 SH          SOLE                199,300   0    0
DST SYSTEMS INC              COM                    233326107  119,467  1,907,500 SH          SOLE              1,907,500   0    0
DUKE REALTY CORP             COM                    264411505      833     20,400 SH          SOLE                 20,400   0    0
E*TRADE FINANCIAL CORP       COM                    269246104   35,684  1,591,600 SH          SOLE              1,591,600   0    0
EARTHLINK INC                NOTE 3.25 11/15/26     270321AA0    4,258  4,000,000 SH          SOLE              4,000,000   0    0
ENERGY PARTNERS LTD          COM                    29270U105   38,935  1,594,400 SH          SOLE              1,594,400   0    0
ENERGY SELECT SECTOR SPDR    COM                    81369Y506   12,790    218,146 SH          SOLE                218,146   0    0
EQUITY OFFICE PROPERTIES TR  COM                    294741103   12,043    250,000 SH          SOLE                250,000   0    0
FIRST AMERICAN CORPORATION   COM                    318522307   71,190  1,750,000 SH          SOLE              1,750,000   0    0
FIRST AMERICAN CORPORATION   PUT                    318522307      250      5,000 SH  PUT     SOLE                  5,000   0    0
FIRSTFED FINANCIAL CORP      COM                    337907109   30,471    455,000 SH          SOLE                455,000   0    0
FORD MOTOR CO                NOTE 4.25% 12/15/36    345370CF5   77,607 72,500,000 SH          SOLE             72,500,000   0    0
FORD MTR CO CAP TR ii        PFD TR CV 6.5%         345395206   17,162    500,000 SH          SOLE                500,000   0    0
GATEWAY INC                  NOTE 1.5% 12/31/2009   367626AB4   13,418 15,500,000 SH          SOLE             15,500,000   0    0
GENERAL MOTORS CORP          COM                    370442717   13,671    600,000 SH          SOLE                600,000   0    0
HUTCHINSON TECH              NOTE 2.25% 3/15/2010   448407AE6    8,760  9,000,000 SH          SOLE              9,000,000   0    0
INCYTE CORP                  NOTE 3.5% 2/15/2011    45337CAE2    6,478  8,000,000 SH          SOLE              8,000,000   0    0
ISLE OF CAPRI CASINOS        COM                    464592104    3,697    139,100 SH          SOLE                139,100   0    0
JETBLUE AIRWAYS CORP         NOTE 3.5% 7/15/1933    477143AB7    7,719  8,000,000 SH          SOLE              8,000,000   0    0
KANSAS CITY SOUTHERN         COM                    485170302   65,205  2,250,000 SH          SOLE              2,250,000   0    0
KULICKE & SOFFA INDUSTRIES   NOTE 1% 6/30/2010      501242AP6    5,543  6,000,000 SH          SOLE              6,000,000   0    0
LIBERTY MEDIA CORP-CAP SER A COM                    53071M302    1,470     15,000 SH          SOLE                 15,000   0    0
LIGAND PHARMACEUTICALS-CL B  COM                    53220K207   23,816  2,175,000 SH          SOLE              2,175,000   0    0
LOEWS CORP - CAROLINA GROUP  COM                    540424207   32,360    500,000 SH          SOLE                500,000   0    0
MEDTRONIC INC                NOTE 1.5% 4/15/11      585055AL0   46,169 43,500,000 SH          SOLE             43,500,000   0    0
MESA AIR GROUP INC           NOTE FRN 2/10/2024     590479AD3    4,408  8,000,000 SH          SOLE              8,000,000   0    0
NCR CORPORATION              COM                    62886E108   39,925    933,700 SH          SOLE                933,700   0    0
NCR CORPORATION              CALL                   62886E108    1,975      2,500 SH  CALL    SOLE                  2,500   0    0
NOVELIS INC                  COM                    67000X106   15,549    558,300 SH          SOLE                558,300   0    0
NOVELL INC                   NOTE FRN 7/15/2024     670006AC9    9,713 10,000,000 SH          SOLE             10,000,000   0    0
NOVELL INC                   COM                    670006105   19,593  3,160,207 SH          SOLE              3,160,207   0    0
NRG ENERGY INC               COM                    629377508   61,611  1,100,000 SH          SOLE              1,100,000   0    0
OMNICARE INC                 NOTE 3.25% 12/15/1935  681904AL2   13,004 15,000,000 SH          SOLE             15,000,000   0    0
PAR PHARMACEUTICAL COS INC   NOTE 2.875% 9/30/2010  717125AC2   17,018 18,250,000 SH          SOLE             18,250,000   0    0
PEOPLES BANK                 COM                    710198102   54,191  1,214,500 SH          SOLE              1,214,500   0    0
PIER 1 IMPORTS INC           NOTE 6.375% 2/15/36    720279AH1      915  1,000,000 SH          SOLE              1,000,000   0    0
RECKSON ASSOC REALTY CORP    NOTE 4% 6/15/2025      75621LAJ3   19,034 16,000,000 SH          SOLE             16,000,000   0    0
RELIANT ENERGY INC           COM                    75952B105   14,210  1,000,000 SH          SOLE              1,000,000   0    0
SEAGATE TECHNOLOGY           CALL                    2166245     4,500     25,000 SH  CALL    SOLE                 25,000   0    0
SEAGATE TECHNOLOGY           CALL                    2166245     2,050      5,000 SH  CALL    SOLE                  5,000   0    0
SEPRACOR INC                 NOTE 0% 10/15/24       817315AW4   71,425 66,000,000 SH          SOLE             66,000,000   0    0
SONIC AUTOMOTIVE INC-CLASS A NOTE FRN 11/30/2015    83545GAK8   17,900 13,500,000 SH          SOLE             13,500,000   0    0
STARWOOD HOTELS & RESORTS    COM                    85590A401   40,625    650,000 SH          SOLE                650,000   0    0
TEVA PHARMACEUTICAL-SP ADR   NOTE 1.75% 2/1/2026    88165FAA0    9,279 10,000,000 SH          SOLE             10,000,000   0    0
TRIAD HOSPITALS INC          COM                    89579K109   39,739    950,000 SH          SOLE                950,000   0    0
TRINITY INDUSTRIES INC       NOTE 3.875% 6/1/1936   896522AF6   16,146 16,000,000 SH          SOLE             16,000,000   0    0
UNIVERSAL HEALTH SERVICES-B  COM                    913903100   11,674    210,600 SH          SOLE                210,600   0    0
VEECO INSTRUMENTS INC        NOTE 4.125% 12/21/2008 922417AB6   10,228 10,500,000 SH          SOLE             10,500,000   0    0
VORNADO REALTY TRUST         NOTE 3.625% 11/15/26   929043AE7   30,053 30,000,000 SH          SOLE             30,000,000   0    0
WEYERHAEUSER CO              COM                    962166104   28,260    400,000 SH          SOLE                400,000   0    0
WEYERHAEUSER CO              CALL                   962166104    3,400     10,000 SH  CALL    SOLE                 10,000   0    0

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